Stock option and bonus plans (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2021	Sep. 07, 2004	Mar. 23, 2004
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Bonus Plan authorized issuance of shares				500,000
Stock Option Plan authoried issuance of shares					850,000
Number of option	425,000	425,000	425,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercised	425,000	425,000
Number of option			425,000
Option expire	Mar. 31, 2025
Number of option received		284,566
Options surrendered		140,434
Stock Bonus Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	0